INCOME TAXES (Details) - Schedule of Effective Income Tax Rate Reconciliation	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory rate on pre-tax book loss	(34.00%)	(34.00%)
Gain on change in fair value of derivatives	(11.50%)	0.00%
Stock based compensation	28.60%	23.00%
Financing costs	2.10%	2.40%
Valuation allowance	14.80%	8.60%
	0.00%	0.00%